Summary of Significant Accounting Policies (Policies) - EBP 059	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Basis Of Accounting	Basis Of Accounting The accompanying financial statements have been prepared using the accrual basis of accounting except for benefit payments, which are recorded when paid.
Use Of Estimates
Use Of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of additions to and deductions from net assets during the reporting period. Actual results could differ from those estimates.

Investments Valuation And Income Recognition
Investments Valuation And Income Recognition
Investments are reported at fair market value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for further discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend
date. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.

Notes Receivable From Participants
Notes Receivable From Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent notes receivable from participants are recorded as a distribution based upon the terms of the Plan Document.